Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statement of Comprehensive Income [Line Items]
Net income (loss) recognized in the income statement	€ 401	€ 466	€ 521	€ 1,041
Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(45)	192	(208)	111
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	146	0	195	0
Total of income tax related to items that will not be reclassified to profit or loss	(22)	(66)	26	(52)
Financial assets available for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	115	0	103
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(83)	0	(207)
Financial assets mandatory at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(52)	0	(205)	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(125)	0	(279)	0
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	5	(8)	(2)	(20)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	2	0	4
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	2	(160)	2	(162)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(2)	162	(2)	162
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	785	(1,259)	375	(1,653)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(1)	(26)	(1)	(26)
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(7)	(7)	(8)	(20)
Total of income tax related to items that are or may be reclassified to profit or loss	110	(76)	173	37
Other comprehensive income (loss), net of tax	794	(1,215)	64	(1,724)
Total comprehensive income (loss), net of tax	1,196	(749)	586	(683)
Attributable to [Abstract]
Noncontrolling interests	79	(2)	71	1
Deutsche Bank shareholders and additional equity components	€ 1,117	€ (747)	€ 515	€ (684)